LEASES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Leases
Finance lease liability	$ 3,023,548	$ 3,384,455
Finance lease right of use asset carrying amount	44,247	115,385
Finance lease, right of use asset disposal loss	$ 11,026	$ 197
Operating lease description	The Company’s lease agreements do not contain any material guarantees or restrictive covenants. Short-term leases, defined as leases with initial term of 12 months or less, are not reflected on the Consolidated Balance Sheets